AB Bond Fund, Inc.

AB Total Return Bond Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 23.9%
Industrial - 11.9%
Basic - 0.8%
DuPont de Nemours, Inc.
4.205%, 11/15/23	U.S.$	485	$516,157
4.493%, 11/15/25		485	530,891
Eastman Chemical Co.
3.80%, 3/15/25		220	229,552
Glencore Funding LLC
4.125%, 5/30/23 (a)		516	535,706
Mexichem SAB de CV
4.00%, 10/04/27 (a)		350	353,933
4.875%, 9/19/22 (a)		225	236,109
Suzano Austria GmbH
6.00%, 1/15/29 (a)		497	548,539

			2,950,887

Capital Goods - 0.3%
Embraer Netherlands Finance BV
5.40%, 2/01/27		540	601,425
United Technologies Corp.
3.95%, 8/16/25		600	646,230

			1,247,655

Communications - Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		740	799,859
5.05%, 3/30/29		675	740,063
Comcast Corp.
4.15%, 10/15/28		725	798,935
Cox Communications, Inc.
2.95%, 6/30/23 (a)		233	235,411
Time Warner Cable LLC
4.50%, 9/15/42		230	217,074
5.00%, 2/01/20		740	748,651

			3,539,993

Communications - Telecommunications - 1.6%
AT&T, Inc.
3.40%, 5/15/25		1,610	1,656,513
4.125%, 2/17/26		1,161	1,242,049
4.35%, 3/01/29		500	540,630
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.738%, 3/20/25 (a)		740	778,687
Verizon Communications, Inc.
4.862%, 8/21/46		355	413,998
Vodafone Group PLC
3.75%, 1/16/24		297	309,225
4.125%, 5/30/25		653	693,884

			5,634,986

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
5.875%, 8/02/21	U.S.$	590	$620,473
General Motors Financial Co., Inc.
4.00%, 1/15/25		106	107,867
4.30%, 7/13/25		135	138,947
5.10%, 1/17/24		665	711,856

			1,579,143

Consumer Non-Cyclical - 1.9%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		325	403,741
Becton Dickinson and Co.
3.734%, 12/15/24		180	188,687
Biogen, Inc.
4.05%, 9/15/25		683	729,451
Cigna Corp.
3.75%, 7/15/23 (a)		252	261,720
4.125%, 11/15/25 (a)		299	317,831
4.375%, 10/15/28 (a)		399	431,977
CVS Health Corp.
4.10%, 3/25/25		450	473,310
4.30%, 3/25/28		450	477,693
Gilead Sciences, Inc.
2.55%, 9/01/20		910	911,620
Reynolds American, Inc.
6.875%, 5/01/20		345	356,036
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)		530	566,125
Tyson Foods, Inc.
2.65%, 8/15/19		164	164,007
3.95%, 8/15/24		541	572,373
4.00%, 3/01/26		81	86,496
4.35%, 3/01/29		88	96,833
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		377	377,418
Zoetis, Inc.
3.45%, 11/13/20		334	337,901

			6,753,219

Energy - 3.8%
Antero Resources Corp.
5.125%, 12/01/22		100	95,253
Cenovus Energy, Inc.
3.00%, 8/15/22		42	42,086
5.70%, 10/15/19		65	65,313
Devon Energy Corp.
5.00%, 6/15/45		225	255,742
Encana Corp.
3.90%, 11/15/21		415	424,059
Energy Transfer Operating LP
4.50%, 4/15/24		78	82,909
4.75%, 1/15/26		1,138	1,228,380
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		135	142,582

	Principal Amount (000)		U.S. $ Value
Eni SpA
4.25%, 5/09/29 (a)	U.S.$	850	$902,453
Enterprise Products Operating LLC
3.70%, 2/15/26		1,025	1,079,899
5.20%, 9/01/20		235	241,834
Hess Corp.
4.30%, 4/01/27		648	665,224
Kinder Morgan, Inc./DE
3.15%, 1/15/23		1,700	1,728,679
Marathon Oil Corp.
3.85%, 6/01/25		111	114,624
6.80%, 3/15/32		650	811,076
Noble Energy, Inc.
3.90%, 11/15/24		580	603,652
4.15%, 12/15/21		290	298,918
ONEOK, Inc.
4.35%, 3/15/29		425	453,951
Plains All American Pipeline LP/PAA Finance Corp.
2.85%, 1/31/23		362	360,914
3.60%, 11/01/24		802	816,733
3.85%, 10/15/23		175	180,213
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		482	525,828
5.625%, 3/01/25		1,346	1,494,760
Western Midstream Operating LP
4.50%, 3/01/28		200	196,942
4.75%, 8/15/28		130	130,055
Williams Cos., Inc. (The)
4.125%, 11/15/20		403	409,214

			13,351,293

Other Industrial - 0.2%
Alfa SAB de CV
5.25%, 3/25/24 (a)		530	568,922

Services - 0.5%
Expedia Group, Inc.
3.80%, 2/15/28		636	653,026
S&P Global, Inc.
4.40%, 2/15/26		584	645,484
Total System Services, Inc.
4.00%, 6/01/23		309	322,058

			1,620,568

Technology - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24		181	182,691
3.875%, 1/15/27		395	385,141
Broadcom, Inc.
3.625%, 10/15/24 (a)		270	270,645
4.25%, 4/15/26 (a)		270	272,146
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		469	517,734
Hewlett Packard Enterprise Co.
2.10%, 10/04/19 (a)		629	628,377

	Principal Amount (000)		U.S. $ Value
KLA Corp.
4.65%, 11/01/24	U.S.$	614	$668,394
Lam Research Corp.
2.80%, 6/15/21		269	271,007
Seagate HDD Cayman
4.75%, 1/01/25		336	340,865
Western Digital Corp.
4.75%, 2/15/26		335	331,677

			3,868,677

Transportation - Railroads - 0.2%
Lima Metro Line 2 Finance Ltd.
4.35%, 4/05/36 (a)		216	222,075
5.875%, 7/05/34 (a)		350	379,422

			601,497

Transportation - Services - 0.1%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (a)		545	556,411

			42,273,251

Financial Institutions - 11.4%
Banking - 10.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (a)		200	214,712
AIB Group PLC
4.263%, 4/10/25 (a)		500	513,490
4.75%, 10/12/23 (a)		225	236,768
American Express Co.
Series C
4.90%, 3/15/20 (b)		461	461,161
Banco Santander SA
3.25%, 4/04/26 (a)	EUR	300	382,373
3.50%, 4/11/22	U.S.$	400	409,300
5.179%, 11/19/25		600	652,380
Bank of America Corp.
Series DD
6.30%, 3/10/26 (b)		185	208,147
Series L
3.95%, 4/21/25		1,455	1,523,574
Series Z
6.50%, 10/23/24 (b)		289	320,926
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (a)		565	567,023
Barclays Bank PLC
6.86%, 6/15/32 (a)(b)		129	148,826
Barclays PLC
5.088%, 6/20/30		308	311,277
BB&T Corp.
2.625%, 6/29/20		319	319,737
BBVA USA
2.875%, 6/29/22		895	900,567
5.50%, 4/01/20		1,339	1,364,200

	Principal Amount (000)		U.S. $ Value
BNP Paribas SA
2.375%, 5/21/20	U.S.$	355	$355,533
4.375%, 9/28/25-5/12/26 (a)		1,007	1,059,575
BPCE SA
2.75%, 1/11/23 (a)		319	321,578
5.70%, 10/22/23 (a)		230	251,988
Capital One Financial Corp.
3.30%, 10/30/24		901	920,272
Citigroup, Inc.
3.70%, 1/12/26		1,000	1,054,450
3.875%, 3/26/25		827	858,170
Citizens Bank NA/Providence RI
2.25%, 3/02/20		380	379,472
Commonwealth Bank of Australia/New York NY
Series G
2.30%, 3/12/20		250	250,058
Cooperatieve Rabobank UA
4.375%, 8/04/25		1,373	1,457,728
Credit Agricole SA/London
2.75%, 6/10/20 (a)		378	379,259
3.25%, 10/04/24 (a)		257	262,104
3.375%, 1/10/22 (a)		355	360,811
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 6/09/23		600	622,068
Discover Bank
4.682%, 8/09/28		250	259,095
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		254	265,290
3.85%, 7/08/24		905	948,684
Series D
6.00%, 6/15/20		1,282	1,322,011
HSBC Bank USA NA
4.875%, 8/24/20		360	368,629
HSBC Holdings PLC
4.25%, 3/14/24		1,170	1,224,838
4.292%, 9/12/26		831	881,841
ING Bank NV
5.80%, 9/25/23 (a)		871	959,624
ING Groep NV
6.875%, 4/16/22 (a)(b)		425	446,475
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		288	291,243
JPMorgan Chase & Co.
3.22%, 3/01/25		890	913,434
3.54%, 5/01/28		790	824,207
Series FF
5.00%, 8/01/24 (b)		468	471,702
Series Z
5.30%, 5/01/20 (b)		200	202,450
KeyBank NA/Cleveland OH
2.25%, 3/16/20		629	628,679
Lloyds Banking Group PLC
4.45%, 5/08/25		350	370,545
4.582%, 12/10/25		729	755,477

	Principal Amount (000)		U.S. $ Value
Manufacturers & Traders Trust Co.
2.625%, 1/25/21	U.S.$	550	$551,776
Morgan Stanley
5.00%, 11/24/25		640	706,387
Series G
4.35%, 9/08/26		1,030	1,104,181
National Australia Bank Ltd./New York
Series G
2.625%, 7/23/20		300	301,065
Nationwide Building Society
4.00%, 9/14/26 (a)		950	950,617
PNC Bank NA
2.60%, 7/21/20		250	250,755
Santander Holdings USA, Inc.
4.40%, 7/13/27		890	940,232
Standard Chartered PLC
5.20%, 1/26/24 (a)		350	374,091
UBS AG/Stamford CT
7.625%, 8/17/22		620	695,206
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (a)		436	464,889
US Bancorp
Series J
5.30%, 4/15/27 (b)		380	398,943
Wells Fargo & Co.
3.069%, 1/24/23		712	722,160
3.75%, 1/24/24		818	857,575

			36,519,628

Finance - 0.5%
GE Capital International Funding Co. Unlimited Co.
3.373%, 11/15/25		556	566,670
4.418%, 11/15/35		272	274,755
Synchrony Financial
4.50%, 7/23/25		1,008	1,066,817

			1,908,242

Insurance - 0.6%
Guardian Life Insurance Co. of America (The)
4.85%, 1/24/77 (a)		294	343,962
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		110	112,234
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		699	894,000
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)		246	400,003
Voya Financial, Inc.
5.65%, 5/15/53		180	190,032

			1,940,231

			40,368,101

	Principal Amount (000)		U.S. $ Value
Utility - 0.6%
Electric - 0.6%
Enel Chile SA
4.875%, 6/12/28	U.S.$	514	$561,786
Exelon Generation Co. LLC
2.95%, 1/15/20		453	453,765
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		580	625,675
TECO Finance, Inc.
5.15%, 3/15/20		380	385,951

			2,027,177

Total Corporates - Investment Grade (cost $81,024,049)			84,668,529

GOVERNMENTS - TREASURIES - 17.9%
United States - 17.9%
U.S. Treasury Bonds
2.25%, 8/15/46		1,378	1,301,779
2.50%, 2/15/45-5/15/46		4,460	4,436,491
2.875%, 8/15/45-11/15/46		1,556	1,662,698
3.00%, 5/15/45-2/15/49		5,126	5,615,144
3.125%, 8/15/44 (c)		8,704	9,704,626
3.375%, 11/15/48		1,699	1,999,598
4.375%, 2/15/38		1,013	1,336,843
4.50%, 2/15/36		856	1,127,650
5.375%, 2/15/31		1,179	1,580,413
U.S. Treasury Notes
1.25%, 3/31/21		802	792,852
1.375%, 9/30/20		11,657	11,569,969
1.75%, 11/30/21		5,530	5,513,284
1.875%, 1/31/22		1,253	1,253,000
2.125%, 12/31/22		1,010	1,018,806
2.25%, 4/30/21 (c)		6,940	6,976,567
2.625%, 2/15/29		1,367	1,438,768
2.875%, 5/15/49		4,000	4,290,625
3.125%, 5/15/21		1,610	1,643,206

Total Governments - Treasuries (cost $61,122,139)			63,262,319

MORTGAGE PASS-THROUGHS - 16.2%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
4.897% (LIBOR 12 Month + 2.00%), 1/01/37 (d)		25	26,162

Agency Fixed Rate 15-Year - 1.3%
Federal National Mortgage Association
Series 2016
2.50%, 8/01/31-1/01/32		3,550	3,576,172
Series 2017
2.50%, 2/01/32		1,000	1,007,032

			4,583,204

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate 30-Year - 14.9%
Federal Home Loan Mortgage Corp. Gold
Series 2005
5.50%, 1/01/35	U.S.$	177	$196,416
Series 2007
5.50%, 7/01/35		26	28,403
Series 2016
4.00%, 2/01/46		1,293	1,370,890
Series 2017
4.00%, 7/01/44		1,027	1,085,574
Series 2018
4.00%, 8/01/48-12/01/48		2,986	3,138,075
4.50%, 3/01/48-11/01/48		3,931	4,197,183
5.00%, 11/01/48		761	821,286
Federal National Mortgage Association
Series 2003
5.50%, 4/01/33-7/01/33		167	185,332
Series 2004
5.50%, 4/01/34-1/01/35		559	619,968
Series 2005
5.50%, 2/01/35		70	77,889
Series 2007
5.50%, 8/01/37		329	366,105
Series 2010
4.00%, 12/01/40		606	641,803
Series 2013
4.00%, 10/01/43		1,430	1,512,451
Series 2016
3.50%, 1/01/47		1,406	1,451,355
Series 2017
3.50%, 9/01/47-1/01/48		11,563	11,908,201
Series 2018
3.50%, 11/01/47-4/01/48		10,897	11,225,135
4.00%, 8/01/48-12/01/48		3,785	3,975,784
4.50%, 9/01/48		3,876	4,133,190
Series 2019
3.50%, 8/01/49, TBA		2,775	2,841,773
4.00%, 6/01/49		1,748	1,839,523
Government National Mortgage Association
Series 1999
8.15%, 9/15/20		1	1,176
Series 2016
3.00%, 4/20/46-5/20/46		1,007	1,030,395

			52,647,907

Other Agency Fixed Rate Programs - 0.0%
Federal National Mortgage Association
Series 2012
2.50%, 5/01/22		80	80,621

Total Mortgage Pass-Throughs (cost $56,054,757)			57,337,894

COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.9%
Non-Agency Fixed Rate CMBS - 9.4%
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class A4
3.283%, 5/10/58		735	761,230

	Principal Amount (000)		U.S. $ Value
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (a)	U.S.$	1,305	$1,355,189
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class B
3.732%, 4/10/46 (e)		500	511,810
Series 2013-GC17, Class D
5.111%, 11/10/46 (a)(e)		565	580,739
Series 2015-GC27, Class A5
3.137%, 2/10/48		1,223	1,263,185
Series 2015-GC35, Class A4
3.818%, 11/10/48		340	364,319
Series 2016-GC36, Class A5
3.616%, 2/10/49		425	451,137
Series 2018-B2, Class A4
4.009%, 3/10/51		1,050	1,152,551
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		275	272,794
Series 2015-CR24, Class A5
3.696%, 8/10/48		430	457,787
Series 2015-CR25, Class A4
3.759%, 8/10/48		1,045	1,113,342
Series 2015-DC1, Class A5
3.35%, 2/10/48		765	794,968
Series 2015-PC1, Class A5
3.902%, 7/10/50		685	732,748
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4
3.504%, 6/15/57		332	348,172
Series 2015-C3, Class A4
3.718%, 8/15/48		573	607,414
Series 2015-C4, Class A4
3.808%, 11/15/48		1,450	1,547,582
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (a)		1,064	1,062,801
GS Mortgage Securities Trust
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		766	779,053
Series 2018-GS9, Class A4
3.992%, 3/10/51		1,125	1,231,087
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D
5.374%, 8/15/46 (a)(e)		127	129,535
Series 2012-C6, Class D
5.147%, 5/15/45 (e)		690	698,344
Series 2012-C6, Class E
5.147%, 5/15/45 (a)(e)		389	369,242
Series 2012-C8, Class AS
3.424%, 10/15/45 (a)		850	868,761
JPMBB Commercial Mortgage Securities Trust
Series 2014-C21, Class A5
3.775%, 8/15/47		735	777,564
Series 2015-C30, Class A5
3.822%, 7/15/48		425	455,581

	Principal Amount (000)		U.S. $ Value
Series 2015-C31, Class A3
3.801%, 8/15/48	U.S.$	1,009	$1,079,224
Series 2015-C32, Class C
4.666%, 11/15/48 (e)		58	60,830
Series 2015-C33, Class A4
3.77%, 12/15/48		1,050	1,122,850
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class XA
1.078%, 9/15/50 (f)		4,747	297,842
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39 (e)		139	80,548
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		615	612,253
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A5
3.892%, 6/15/47		730	775,199
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)(g)		365	341,068
Series 2016-UB12, Class A4
3.596%, 12/15/49		660	700,797
UBS Commercial Mortgage Trust
Series 2018-C10, Class A4
4.313%, 5/15/51		750	840,797
Series 2018-C8, Class A4
3.983%, 2/15/51		720	786,234
Series 2018-C9, Class A4
4.117%, 3/15/51		1,300	1,435,782
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		1,098	1,113,459
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class A5
3.451%, 2/15/48		1,040	1,090,132
Series 2015-SG1, Class C
4.468%, 9/15/48 (e)		516	532,961
Series 2016-C35, Class XA
1.965%, 7/15/48 (f)		3,861	399,265
Series 2016-LC24, Class XA
1.684%, 10/15/49 (f)		9,021	816,110
Series 2016-LC25, Class C
4.419%, 12/15/59 (e)		545	564,169
Series 2016-NXS6, Class C
4.313%, 11/15/49 (e)		600	635,820
Series 2018-C43, Class A4
4.012%, 3/15/51		900	986,951
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.198%, 3/15/45 (a)(f)		7,683	270,445

			33,229,671

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 2.5%
Ashford Hospitality Trust
Series 2018-ASHF, Class A
3.225% (LIBOR 1 Month + 0.90%), 4/15/35 (a)(d)	U.S.$	698	$697,341
Series 2018-KEYS, Class A
3.325% (LIBOR 1 Month + 1.00%), 5/15/35 (a)(d)		1,000	1,000,617
Atrium Hotel Portfolio Trust
Series 2018-ATRM, Class A
3.275% (LIBOR 1 Month + 0.95%), 6/15/35 (a)(d)		750	750,033
BAMLL Commercial Mortgage Securities Trust
Series 2017-SCH, Class AF
3.325% (LIBOR 1 Month + 1.00%), 11/15/33 (a)(d)(e)		1,330	1,329,139
BHMS
Series 2018-ATLS, Class A
3.575% (LIBOR 1 Month + 1.25%), 7/15/35 (a)(d)		675	675,824
Braemar Hotels & Resorts Trust
Series 2018-PRME, Class A
3.145% (LIBOR 1 Month + 0.82%), 6/15/35 (a)(d)		700	698,901
BX Trust
Series 2018-EXCL, Class A
3.413% (LIBOR 1 Month + 1.09%), 9/15/37 (a)(d)		780	779,912
DBWF Mortgage Trust
Series 2018-GLKS, Class A
3.328% (LIBOR 1 Month + 1.03%), 11/19/35 (a)(d)		541	541,792
Great Wolf Trust
Series 2017-WOLF, Class A
3.175% (LIBOR 1 Month + 0.85%), 9/15/34 (a)(d)		655	655,212
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
3.525% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(d)		725	725,028
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.275% (LIBOR 1 Month + 1.95%), 11/15/26 (d)(h)		173	172,399
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.545% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(d)		1,053	1,049,886

			9,076,084

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-39, Class IO
Zero Coupon, 7/16/46 (f)	U.S.$	791	$8

Total Commercial Mortgage-Backed Securities (cost $41,411,512)			42,305,763

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.8%
Risk Share Floating Rate - 7.9%
Bellemeade Re Ltd.
Series 2017-1, Class M1
3.966% (LIBOR 1 Month + 1.70%), 10/25/27 (a)(d)		273	274,636
Series 2018-2A, Class M1B
3.616% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(d)		505	506,079
Series 2018-3A, Class M1B
4.116% (LIBOR 1 Month + 1.85%), 10/25/27 (a)(d)		815	816,165
Series 2019-2A, Class M1C
4.266% (LIBOR 1 Month + 2.00%), 4/25/29 (a)(d)		337	335,791
Series 2019-3A, Class M1B
3.99% (LIBOR 1 Month + 1.60%), 7/25/29 (a)(d)		359	359,116
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M2
4.666% (LIBOR 1 Month + 2.40%), 4/25/31 (a)(d)		378	381,057
Series 2019-R01, Class 2M2
4.716% (LIBOR 1 Month + 2.45%), 7/25/31 (a)(d)		845	857,270
Series 2019-R02, Class 1M2
4.566% (LIBOR 1 Month + 2.30%), 8/25/31 (a)(d)		335	336,632
Series 2019-R03, Class 1M2
4.416% (LIBOR 1 Month + 2.15%), 9/25/31 (a)(d)		670	673,616
Series 2019-R05, Class 1M2
4.40% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(d)		890	890,257
Eagle RE Ltd.
Series 2018-1, Class M2
5.266% (LIBOR 1 Month + 3.00%), 11/25/28 (a)(d)		325	326,423
Federal Home Loan Mortgage Corp.
Series 2019-DNA1, Class M2
5.054% (LIBOR 1 Month + 2.65%), 1/25/49 (a)(d)		750	763,910
Series 2019-HQA1, Class M2
4.616% (LIBOR 1 Month + 2.35%), 2/25/49 (a)(d)		800	807,083

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN3, Class M3
6.266% (LIBOR 1 Month + 4.00%), 8/25/24 (d)	U.S.$	631	$674,702
Series 2014-HQ3, Class M3
7.016% (LIBOR 1 Month + 4.75%), 10/25/24 (d)		607	651,805
Series 2015-DNA2, Class M2
4.866% (LIBOR 1 Month + 2.60%), 12/25/27 (d)		204	205,358
Series 2015-HQA1, Class M2
4.916% (LIBOR 1 Month + 2.65%), 3/25/28 (d)		143	144,349
Series 2015-HQA2, Class M3
7.066% (LIBOR 1 Month + 4.80%), 5/25/28 (d)		500	548,575
Series 2016-DNA1, Class M3
7.954% (LIBOR 1 Month + 5.55%), 7/25/28 (d)		330	370,639
Series 2016-DNA2, Class M3
6.916% (LIBOR 1 Month + 4.65%), 10/25/28 (d)		650	702,532
Series 2017-DNA3, Class M2
4.766% (LIBOR 1 Month + 2.50%), 3/25/30 (d)		250	255,757
Series 2017-HQA2, Class M2
4.916% (LIBOR 1 Month + 2.65%), 12/25/29 (d)		250	256,366
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M2
5.266% (LIBOR 1 Month + 3.00%), 7/25/24 (d)		265	280,243
Series 2014-C04, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 11/25/24 (d)		111	121,127
Series 2015-C01, Class 1M2
6.566% (LIBOR 1 Month + 4.30%), 2/25/25 (d)		203	216,991
Series 2015-C01, Class 2M2
6.816% (LIBOR 1 Month + 4.55%), 2/25/25 (d)		221	231,594
Series 2015-C02, Class 1M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		373	396,181
Series 2015-C02, Class 2M2
6.266% (LIBOR 1 Month + 4.00%), 5/25/25 (d)		229	237,659

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 1M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (d)	U.S.$	459	$500,532
Series 2015-C03, Class 2M2
7.266% (LIBOR 1 Month + 5.00%), 7/25/25 (d)		410	436,636
Series 2015-C04, Class 1M2
7.966% (LIBOR 1 Month + 5.70%), 4/25/28 (d)		639	706,642
Series 2015-C04, Class 2M2
7.816% (LIBOR 1 Month + 5.55%), 4/25/28 (d)		414	447,153
Series 2016-C01, Class 1M2
9.016% (LIBOR 1 Month + 6.75%), 8/25/28 (d)		903	1,009,717
Series 2016-C01, Class 2M2
9.216% (LIBOR 1 Month + 6.95%), 8/25/28 (d)		391	435,523
Series 2016-C02, Class 1M2
8.266% (LIBOR 1 Month + 6.00%), 9/25/28 (d)		1,040	1,146,732
Series 2016-C03, Class 2M2
8.166% (LIBOR 1 Month + 5.90%), 10/25/28 (d)		1,061	1,161,357
Series 2016-C05, Class 2M2
6.716% (LIBOR 1 Month + 4.45%), 1/25/29 (d)		1,186	1,257,828
Series 2017-C01, Class 1M2
5.816% (LIBOR 1 Month + 3.55%), 7/25/29 (d)		465	491,078
Series 2017-C03, Class 1M2
5.266% (LIBOR 1 Month + 3.00%), 10/25/29 (d)		485	506,954
Series 2017-C04, Class 2M2
5.116% (LIBOR 1 Month + 2.85%), 11/25/29 (d)		320	330,355
Series 2017-C05, Class 1M2
4.466% (LIBOR 1 Month + 2.20%), 1/25/30 (d)		500	503,577
Series 2017-C07, Class 2M2
4.766% (LIBOR 1 Month + 2.50%), 5/25/30 (d)		300	304,856
Series 2019-R04, Class 2M2
4.504% (LIBOR 1 Month + 2.10%), 6/25/39 (a)(d)		900	900,243
Home Re Ltd.
Series 2018-1, Class M1
4.03% (LIBOR 1 Month + 1.60%), 10/25/28 (a)(d)		655	656,286
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.516% (LIBOR 1 Month + 4.25%), 11/25/24 (d)(h)		75	81,258

	Principal Amount (000)		U.S. $ Value
Oaktown Re III Ltd.
Series 2019-1A, Class M1B
4.216% (LIBOR 1 Month + 1.95%), 7/25/29 (a)(d)	U.S.$	710	$710,159
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.404% (LIBOR 1 Month + 2.00%), 3/27/24 (d)(h)		488	488,401
Series 2019-2R, Class A
5.162% (LIBOR 1 Month + 2.75%), 5/27/23 (d)(h)		648	649,359
Radnor RE Ltd.
Series 2019-1, Class M1B
4.216% (LIBOR 1 Month + 1.95%), 2/25/29 (a)(d)		835	836,132
Series 2019-2, Class M1B
4.016% (LIBOR 1 Month + 1.75%), 6/25/29 (a)(d)		351	351,365
STACR Trust
Series 2019-DNA3, Class M2
4.35% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(d)		880	880,017
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.516% (LIBOR 1 Month + 5.25%), 11/25/25 (d)(h)		327	369,453
Series 2015-WF1, Class 2M2
7.766% (LIBOR 1 Month + 5.50%), 11/25/25 (d)(h)		98	113,046

			27,896,572

Agency Floating Rate - 1.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4116, Class LS
3.875% (6.20% - LIBOR 1 Month), 10/15/42 (d)(i)		1,347	279,852
Series 4719, Class JS
3.825% (6.15% - LIBOR 1 Month), 9/15/47 (d)(i)		1,588	258,027
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
4.274% (6.54% - LIBOR 1 Month), 12/25/41 (d)(i)		935	192,364
Series 2012-70, Class SA
4.284% (6.55% - LIBOR 1 Month), 7/25/42 (d)(i)		1,704	373,113
Series 2015-90, Class SL
3.884% (6.15% - LIBOR 1 Month), 12/25/45 (d)(i)		1,866	359,532
Series 2016-77, Class DS
3.51% (6.00% - LIBOR 1 Month), 10/25/46 (d)(i)		1,871	333,962
Series 2017-16, Class SG

	Principal Amount (000)		U.S. $ Value
3.784% (6.05% - LIBOR 1 Month), 3/25/47 (d)(i)	U.S.$	1,955	$353,061
Series 2017-26, Class TS
3.46% (5.95% - LIBOR 1 Month), 4/25/47 (d)(i)		1,797	347,121
Series 2017-62, Class AS
3.884% (6.15% - LIBOR 1 Month), 8/25/47 (d)(i)		1,908	330,367
Series 2017-81, Class SA
3.934% (6.20% - LIBOR 1 Month), 10/25/47 (d)(i)		1,930	375,869
Series 2017-97, Class LS
3.934% (6.20% - LIBOR 1 Month), 12/25/47 (d)(i)		1,678	357,705
Government National Mortgage Association
Series 2017-65, Class ST
3.879% (6.15% - LIBOR 1 Month), 4/20/47 (d)(i)		1,846	359,814

			3,920,787

Non-Agency Fixed Rate - 0.5%
Alternative Loan Trust
Series 2006-24CB, Class A16
5.75%, 8/01/36		284	234,035
Series 2006-28CB, Class A14
6.25%, 10/25/36		206	164,561
Series 2006-J1, Class 1A13
5.50%, 2/25/36		154	138,810
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
4.403%, 5/25/35		212	215,284
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-13, Class 1A19
6.25%, 9/25/36		75	58,852
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		250	194,028
JP Morgan Alternative Loan Trust
Series 2006-A3, Class 2A1
4.344%, 7/25/36		680	601,701
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2002-3, Class B3
6.50%, 3/25/32		452	251,626

			1,858,897

Non-Agency Floating Rate - 0.3%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
2.456% (LIBOR 1 Month + 0.19%), 12/25/36 (d)		613	331,742

	Principal Amount (000)		U.S. $ Value
HomeBanc Mortgage Trust
Series 2005-1, Class A1
2.516% (LIBOR 1 Month + 0.25%), 3/25/35 (d)	U.S.$	185	$161,055
Impac Secured Assets Corp.
Series 2005-2, Class A2D
2.696% (LIBOR 1 Month + 0.43%), 3/25/36 (d)		305	264,035
Residential Accredit Loans, Inc. Trust
Series 2007-QS4, Class 2A4
2.744% (LIBOR 1 Month + 0.34%), 3/25/37 (d)		645	181,938

			938,770

Agency Fixed Rate - 0.0%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
3.318%, 5/28/35 (e)		65	62,739

Total Collateralized Mortgage Obligations (cost $34,314,367)			34,677,765

INFLATION-LINKED SECURITIES - 7.5%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 22
0.10%, 3/10/27	JPY	379,353	3,624,095

United States - 6.5%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/26 (TIPS)	U.S.$	17,865	17,725,048
0.375%, 7/15/25 (TIPS)		4,452	4,494,724
0.75%, 7/15/28 (TIPS)		673	702,756

			22,922,528

Total Inflation-Linked Securities (cost $26,317,616)			26,546,623

ASSET-BACKED SECURITIES - 6.6%
Autos - Fixed Rate - 3.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2016-1A, Class A
2.99%, 6/20/22 (a)		418	421,296
Series 2018-1A, Class A
3.70%, 9/20/24 (a)		920	958,965
Series 2018-2A, Class A
4.00%, 3/20/25 (a)		755	795,304
CPS Auto Receivables Trust
Series 2016-C, Class E
8.39%, 9/15/23 (a)		600	634,595
CPS Auto Trust
Series 2017-A, Class E
7.07%, 4/15/24 (a)		550	577,869

	Principal Amount (000)		U.S. $ Value
DT Auto Owner Trust
Series 2018-1A, Class A
2.59%, 5/17/21 (a)	U.S.$	1	$1,230
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		270	283,671
Series 2016-3A, Class D
6.40%, 7/17/23 (a)		350	366,399
Series 2017-1A, Class D
6.20%, 11/15/23 (a)		525	549,597
Series 2017-3A, Class A
2.05%, 12/15/21 (a)		93	92,570
Series 2017-3A, Class C
3.68%, 7/17/23 (a)		385	390,472
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (a)		350	374,346
Series 2016-4, Class E
6.44%, 1/16/24 (a)		565	591,432
Series 2017-2, Class A
1.85%, 7/15/21 (a)		52	52,195
Series 2017-3, Class A
1.88%, 10/15/21 (a)		114	113,721
Series 2017-4, Class A
2.07%, 4/15/22 (a)		134	133,886
Series 2018-3, Class B
3.59%, 12/16/24 (a)		675	685,991
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		322	321,906
Ford Credit Floorplan Master Owner Trust
Series 2017-1, Class A1
2.07%, 5/15/22		710	709,045
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (a)		386	387,510
Series 2015-3A, Class A
2.67%, 9/25/21 (a)		180	179,813
Series 2017-1A, Class A
2.96%, 10/25/21 (a)		950	950,968
Series 2019-1A, Class A
3.71%, 3/25/23 (a)		680	695,816
Series 2019-2A, Class A
3.42%, 5/25/25 (a)		500	509,948
Hertz Vehicle Financing LLC
Series 2018-2A, Class A
3.65%, 6/27/22 (a)		1,035	1,054,516
Westlake Automobile Receivables Trust
Series 2019-1A, Class A1
2.769%, 2/18/20 (a)		207	207,151
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		482	481,563

			12,521,775

	Principal Amount (000)		U.S. $ Value
Other ABS - Fixed Rate - 2.1%
CLUB Credit Trust
Series 2017-P2, Class A
2.61%, 1/15/24 (a)(e)	U.S.$	118	$117,453
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class B
3.56%, 9/15/23 (a)(e)		422	422,739
Series 2018-P1, Class A
3.39%, 7/15/25 (a)(e)		237	237,855
Marlette Funding Trust
Series 2017-1A, Class C
6.658%, 3/15/24 (a)(e)		750	757,347
Series 2017-3A, Class A
2.36%, 12/15/24 (a)(e)		10	9,516
Series 2017-3A, Class B
3.01%, 12/15/24 (a)(e)		543	543,204
Series 2018-3A, Class A
3.20%, 9/15/28 (a)(e)		360	361,159
Series 2018-4A, Class A
3.71%, 12/15/28 (a)(e)		282	284,556
Series 2019-3A, Class A
2.69%, 9/17/29 (a)(e)		700	700,240
Prosper Marketplace Issuance Trust
Series 2017-2A, Class B
3.48%, 9/15/23 (a)(e)		20	19,514
Series 2019-3A, Class A
3.19%, 7/15/25 (a)(e)		393	394,386
SBA Tower Trust
Series 2015-1A,Class C
3.156%, 10/08/20 (a)(e)		688	687,823
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)(e)		111	111,097
Series 2016-3, Class A
3.05%, 12/26/25 (a)(e)		143	143,313
Series 2017-1, Class A
3.28%, 1/26/26 (a)(e)		131	131,973
Series 2017-2, Class A
3.28%, 2/25/26 (a)(e)		187	187,532
Series 2017-3, Class A
2.77%, 5/25/26 (a)(e)		166	166,499
Series 2017-4, Class B
3.59%, 5/26/26 (a)(e)		870	878,563
Series 2017-6, Class A2
2.82%, 11/25/26 (a)(e)		725	725,814
SoFi Consumer Loan Program Trust
Series 2018-1, Class A1
2.55%, 2/25/27 (a)(e)		137	136,996
Series 2018-3, Class A2
3.67%, 8/25/27 (a)(e)		341	345,824

			7,363,403

	Principal Amount (000)		U.S. $ Value
Credit Cards - Fixed Rate - 0.9%
World Financial Network Credit Card Master Trust
Series 2017-B, Class A
1.98%, 6/15/23	U.S.$	685	$684,843
Series 2018-B, Class A
3.46%, 7/15/25		330	337,928
Series 2018-B, Class M
3.81%, 7/15/25		825	843,945
Series 2019-A, Class M
3.61%, 12/15/25		780	798,358
Series 2019-B, Class M
3.04%, 4/15/26		600	600,011

			3,265,085

Home Equity Loans - Fixed Rate - 0.0%
Credit-Based Asset Servicing & Securitization LLC
Series 2003-CB1, Class AF
3.95%, 1/25/33 (e)		57	58,471

Home Equity Loans - Floating Rate - 0.0%
ABFC Trust
Series 2003-WF1, Class A2
3.391% (LIBOR 1 Month + 1.13%), 12/25/32 (d)(e)		29	28,859

Total Asset-Backed Securities (cost $22,848,742)			23,237,593

CORPORATES - NON-INVESTMENT GRADE - 2.3%
Financial Institutions - 1.3%
Banking - 1.1%
CIT Group, Inc.
5.25%, 3/07/25		383	419,669
Citigroup, Inc.
5.95%, 1/30/23 (b)		216	226,303
Series Q
5.95%, 8/15/20 (b)		575	586,655
Credit Suisse Group AG
7.50%, 12/11/23 (a)(b)		363	400,211
Goldman Sachs Group, Inc. (The)
Series M
5.375%, 5/10/20 (b)		482	486,733
Series P
5.00%, 11/10/22 (b)		152	148,139
Morgan Stanley
Series J
5.55%, 7/15/20 (b)		110	111,511
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (b)		320	340,854
Series U
4.65% (LIBOR 3 Month + 2.32%), 9/30/27 (b)(d)		700	663,684

	Principal Amount (000)		U.S. $ Value
Standard Chartered PLC
3.776% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(b)(d)	U.S.$	400	$337,200
7.50%, 4/02/22 (a)(b)		363	384,599

			4,105,558

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		440	467,641
7.25%, 1/25/22		99	107,718

			575,359

			4,680,917

Industrial - 1.0%
Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)		362	380,042

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		120	128,489
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.375%, 8/15/26 (a)		226	229,869

			358,358

Consumer Cyclical - Automotive - 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	130	147,929

Consumer Non-Cyclical - 0.3%
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)	U.S.$	475	474,976
Spectrum Brands, Inc.
5.75%, 7/15/25		512	531,016

			1,005,992

Energy - 0.2%
Sunoco LP/Sunoco Finance Corp.
4.875%, 1/15/23		459	467,359
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		225	240,356

			707,715

Technology - 0.1%
CommScope, Inc.
5.50%, 3/01/24 (a)		172	174,940
6.00%, 3/01/26 (a)		235	237,794

			412,734

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
XPO Logistics, Inc.
6.75%, 8/15/24 (a)	U.S.$	400	$426,736

			3,439,506

Total Corporates - Non-Investment Grade (cost $8,006,276)			8,120,423

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $1,395,610)		970	1,547,945

EMERGING MARKETS - TREASURIES - 0.3%
South Africa - 0.3%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30 (cost $1,251,335)	ZAR	19,109	1,243,884

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Indonesia - 0.2%
Pertamina Persero PT
3.65%, 7/30/29 (a)	U.S.$	200	201,438
6.45%, 5/30/44 (a)		350	434,437
Perusahaan Listrik Negara PT
6.15%, 5/21/48 (a)		200	242,750

			878,625

Mexico - 0.1%
Petroleos Mexicanos
6.75%, 9/21/47		392	355,434

Total Quasi-Sovereigns (cost $1,138,239)			1,234,059

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.2%
Capital Goods - 0.0%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)(j)(k)		341	15,771
7.125%, 6/26/42 (a)(j)(k)		394	17,607

			33,378

Consumer Non-Cyclical - 0.1%
BRF SA
3.95%, 5/22/23 (a)		203	200,564
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(h)(j)(l)		660	25,713

			226,277

	Principal Amount (000)		U.S. $ Value
Energy - 0.0%
Cosan Luxembourg SA
7.00%, 1/20/27 (a)	U.S.$	201	$218,713

Transportation - Services - 0.1%
Rumo Luxembourg SARL
5.875%, 1/18/25 (a)		315	334,491

			812,859

Utility - 0.1%
Electric - 0.1%
Genneia SA
8.75%, 1/20/22 (a)		261	243,219
Terraform Global Operating LLC
6.125%, 3/01/26 (h)		153	154,584

			397,803

Total Emerging Markets - Corporate Bonds (cost $1,977,094)			1,210,662

	Shares
COMMON STOCKS - 0.2%
Financials - 0.2%
Insurance - 0.2%
Mt Logan Re Ltd. (Preference Shares) (e)(j)(m) (cost $626,000)		626	600,220

	Principal Amount (000)
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond
6.125%, 1/31/22 (a) (cost $235,000)	U.S.$	235	246,163

SHORT-TERM INVESTMENTS - 4.1%
Governments - Treasuries - 2.2%
Japan - 2.2%
Japan Treasury Discount Bill
Series 838
Zero Coupon, 9/17/19 (cost $7,698,105)	JPY	830,000	7,630,426

	Shares
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.31% (n)(o)(p) (cost $6,715,775)		6,715,775	6,715,775

Total Short-Term Investments (cost $14,413,880)			14,346,201

Total Investments - 101.8% (cost $352,136, 616) (q)			360,586,043
Other assets less liabilities - (1.8)%			(6,435,871)

Net Assets - 100.0%			$354,150,172

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	46	September 2019	$6,340,813	$23,655
U.S. T-Note 2 Yr (CBT) Futures	131	September 2019	28,087,219	7,451
U.S. T-Note 5 Yr (CBT) Futures	125	September 2019	14,694,336	(30,199)
U.S. T-Note 10 Yr (CBT) Futures	32	September 2019	4,077,500	36,862
U.S. Ultra Bond (CBT) Futures	2	September 2019	355,125	(534)
Sold Contracts
10 Yr Japan Bond (OSE) Futures	3	September 2019	4,241,199	(10,083)

				$27,152

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	2,842	EUR	2,514	10/10/19	$(44,063)
BNP Paribas SA	NZD	991	USD	656	9/09/19	4,793
BNP Paribas SA	PEN	8,987	USD	2,726	9/12/19	10,392
Citibank, NA	USD	2,078	PEN	6,839	9/12/19	(10,793)
Citibank, NA	CAD	1,060	USD	810	9/19/19	6,086
Citibank, NA	HUF	198,968	USD	680	10/11/19	2,065
Citibank, NA	USD	871	INR	60,484	10/24/19	(5,040)
Credit Suisse International	MXN	16,235	USD	813	8/29/19	(30,019)
HSBC Bank USA	CNY	2,342	USD	341	8/09/19	1,962
HSBC Bank USA	USD	338	CNY	2,343	8/09/19	1,213
HSBC Bank USA	USD	819	MXN	16,478	8/29/19	36,908
HSBC Bank USA	JPY	1,233,286	USD	11,390	9/17/19	14,171
JPMorgan Chase Bank, NA	BRL	2,054	USD	545	8/02/19	7,354
JPMorgan Chase Bank, NA	USD	534	BRL	2,054	8/02/19	3,655
JPMorgan Chase Bank, NA	GBP	570	USD	728	8/28/19	33,705
Morgan Stanley & Co., Inc.	ZAR	11,408	USD	799	9/18/19	7,952
Morgan Stanley & Co., Inc.	CAD	924	USD	702	9/19/19	1,332
Morgan Stanley & Co., Inc.	USD	1,594	PLN	6,051	10/11/19	(29,931)
Natwest Markets PLC	USD	654	PEN	2,152	9/12/19	(3,659)
Standard Chartered Bank	USD	719	TWD	22,149	9/11/19	(6,852)
State Street Bank & Trust Co.	USD	207	NOK	1,761	9/20/19	(8,257)
State Street Bank & Trust Co.	EUR	3,685	USD	4,163	10/10/19	60,719
State Street Bank & Trust Co.	USD	686	HUF	198,047	10/11/19	(11,068)
UBS AG	BRL	2,054	USD	545	8/02/19	6,978
UBS AG	USD	545	BRL	2,054	8/02/19	(7,354)
UBS AG	USD	544	BRL	2,054	9/04/19	(6,756)

						$35,493

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 32, 5 Year Index, 6/20/24*	(1.00)%	Quarterly	0.53%	USD	5,620	$(130,043)	$(100,439)	$(29,604)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
NOK	335,480	6/22/20	6 Month NIBOR	1.378%	Semi-Annual/Annual	$(169,282)	$	– 0	–	$(169,282)
NOK	220,630	4/23/21	6 Month NIBOR	1.780%	Semi-Annual/Annual	(1,107)		– 0	–	(1,107)
USD	5,140	9/10/23	3 Month LIBOR	2.896%	Quarterly/Semi-Annual	255,881		– 0	–	255,881
NOK	32,720	8/31/28	2.186%	6 Month NIBOR	Annual/Semi-Annual	(187,400)		– 0	–	(187,400)
GBP	2,055	3/01/29	1.515%	6 Month LIBOR	Semi-Annual/Semi-Annual	(166,530)		– 0	–	(166,530)
GBP	1,080	3/01/29	1.501%	6 Month LIBOR	Semi-Annual/Semi-Annual	(85,743)		– 0	–	(85,743)

						$(354,181)	$	– 0	–	$(354,181)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	Monthly	0.36%	USD	57	$(462)	$701	$(1,163)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	3.66%	USD	179	6,032	12,354	(6,322)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	171	5,763	12,067	(6,304)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	180	6,066	12,423	(6,357)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	362	12,199	29,220	(17,021)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	723	24,365	54,948	(30,583)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	723	24,365	53,077	(28,712)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	892	30,060	63,273	(33,213)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	20	(162)	178	(340)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	2,085	(16,883)	25,463	(42,346)
Deutsche Bank AG
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	777	(6,292)	7,958	(14,250)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	2,592	(20,988)	26,776	(47,764)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	695	(5,627)	9,151	(14,778)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	762	(6,170)	9,951	(16,121)
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	Monthly	0.36	USD	169	(1,369)	1,564	(2,933)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.66	USD	1,650	55,467	104,061	(48,594)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD 351	$(32,848)	$(42,713)	$9,865
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 105	(9,826)	(12,777)	2,951
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 107	(9,995)	(10,982)	987
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 269	(25,129)	(40,456)	15,327
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 297	(27,745)	(46,011)	18,266
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 85	(7,940)	(11,646)	3,706
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 201	(18,777)	(26,901)	8,124
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 41	(3,830)	(6,664)	2,834
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 252	(23,562)	(29,113)	5,551
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 362	(33,847)	(41,821)	7,974
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 504	(47,124)	(56,940)	9,816
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 723	(67,600)	(81,682)	14,082
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 504	(47,124)	(55,822)	8,698
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 857	(80,129)	(92,700)	12,571
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 540	(50,490)	(58,709)	8,219
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD 200	(18,700)	(21,716)	3,016

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	180	$(16,830)	$(23,046)	$6,216
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	153	(14,305)	(19,589)	5,284
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	252	(23,562)	(32,265)	8,703
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	178	(16,643)	(23,541)	6,898
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	36	(3,366)	(4,679)	1,313
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	2,150	(200,846)	(125,563)	(75,283)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,882	(175,792)	(77,642)	(98,150)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	291	(27,184)	(43,565)	16,381
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	155	(14,480)	(10,815)	(3,665)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	509	(47,550)	(33,229)	(14,321)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.98	USD	850	1,266	(16,779)	18,045
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	530	(49,511)	(57,619)	8,108
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	181	(16,909)	(20,885)	3,976
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	179	(16,722)	(20,662)	3,940
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	322	(30,080)	(40,946)	10,866
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	52	(4,857)	(6,151)	1,294

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	531	$(49,605)	$(44,076)	$(5,529)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	46	(4,297)	(2,664)	(1,633)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	745	(69,595)	(52,690)	(16,905)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	574	(53,621)	(76,796)	23,175
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	219	(20,459)	(14,652)	(5,807)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,125	(105,094)	(86,790)	(18,304)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	760	(70,996)	(61,056)	(9,940)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	90	(8,414)	(11,647)	3,233
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	20	(1,868)	(3,065)	1,197
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	325	(30,360)	(50,415)	20,055
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	356	(33,256)	(38,275)	5,019
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	260	(24,288)	(35,708)	11,420
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	104	(9,715)	(11,330)	1,615
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	52	(4,858)	(5,183)	325
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	52	(4,858)	(4,790)	(68)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	26	(2,429)	(2,351)	(78)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	6.49%	USD	311	$(29,052)	$(27,119)	$(1,933)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	313	(29,239)	(52,368)	23,129
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	224	(20,925)	(36,946)	16,021
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	1,550	(144,925)	(217,344)	72,419
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	374	(35,031)	(46,285)	11,254
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	130	(12,144)	(16,230)	4,086
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	61	(5,698)	(7,855)	2,157
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	131	(12,238)	(12,862)	624
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	30	(2,802)	(2,953)	151
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	6.49	USD	800	(74,733)	(119,310)	44,577

						$(1,916,173)	$(1,811,224)	$(104,949)

*	Termination date
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate market value of these securities amounted to $70,665,981 or 20.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2019.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	IO - Interest Only.
(g)	Illiquid security.
(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.58% of net assets as of July 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
6.516%, 11/25/24	11/06/15	$74,244	$81,258	0.02%
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class SNMA
4.275%, 11/15/26	11/16/15	172,177	172,399	0.05%
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.404%, 3/27/24	3/21/19	487,984	488,401	0.14%
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A
5.162%, 5/27/23	6/07/19	648,313	649,359	0.18%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	153,000	154,584	0.04%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/27/14	365,927	25,713	0.01%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
7.516%, 11/25/25	9/28/15	327,355	369,453	0.10%
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
7.766%, 11/25/25	9/28/15	97,667	113,046	0.03%

(i)	Inverse interest only security.
(j)	Non-income producing security.
(k)	Defaulted.
(l)	Defaulted matured security.
(m)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt Logan Re Ltd. (Preference Shares)	1/02/14 -12/30/14	$626,000	$600,220	0.17%

(n)	Affiliated investments.
(o)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(p)	The rate shown represents the 7-day yield as of period end.
(q)

As of July 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,548,463 and gross unrealized depreciation of investments was $(3,525,125), resulting in net unrealized appreciation of $8,023,338.

Currency Abbreviations:

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol

PLN	-	Polish Zloty
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
OSE	-	Osaka Securities Exchange
REMICs	-	Real Estate Mortgage Investment Conduits
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

AB Bond Fund, Inc.

AB Total Return Bond Portfolio

July 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$84,668,529		$	– 0	–	$84,668,529
Governments - Treasuries		– 0	–	63,262,319			– 0	–	63,262,319
Mortgage Pass-Throughs		– 0	–	57,337,894			– 0	–	57,337,894
Commercial Mortgage-Backed Securities		– 0	–	36,471,558			5,834,205		42,305,763
Collateralized Mortgage Obligations		– 0	–	34,615,026			62,739		34,677,765
Inflation-Linked Securities		– 0	–	26,546,623			– 0	–	26,546,623
Asset-Backed Securities		– 0	–	15,786,860			7,450,733		23,237,593
Corporates - Non-Investment Grade		– 0	–	8,120,423			– 0	–	8,120,423
Local Governments - US Municipal Bonds		– 0	–	1,547,945			– 0	–	1,547,945
Emerging Markets - Treasuries		– 0	–	1,243,884			– 0	–	1,243,884
Quasi-Sovereigns		– 0	–	1,234,059			– 0	–	1,234,059
Emerging Markets - Corporate Bonds		– 0	–	1,184,949			25,713		1,210,662
Common Stocks		– 0	–	– 0	–		600,220		600,220
Emerging Markets - Sovereigns		– 0	–	246,163			– 0	–	246,163
Short-Term Investments:
Governments - Treasuries		– 0	–	7,630,426			– 0	–	7,630,426
Investment Companies		6,715,775		– 0	–		– 0	–	6,715,775

Total Investments in Securities		6,715,775		339,896,658			13,973,610		360,586,043
Other Financial Instruments(a):
Assets:
Futures		67,968		– 0	–		– 0	–	67,968
Forward Currency Exchange Contracts		– 0	–	199,285			– 0	–	199,285
Centrally Cleared Interest Rate Swaps		– 0	–	255,881			– 0	–	255,881
Credit Default Swaps		– 0	–	165,583			– 0	–	165,583
Liabilities:
Futures		(40,816)		– 0	–		– 0	–	(40,816)
Forward Currency Exchange Contracts		– 0	–	(163,792)			– 0	–	(163,792)
Centrally Cleared Credit Default Swaps		– 0	–	(130,043)			– 0	–	(130,043)
Centrally Cleared Interest Rate Swaps		– 0	–	(610,062)			– 0	–	(610,062)
Credit Default Swaps		– 0	–	(2,081,756)			– 0	–	(2,081,756)

Total		$6,742,927		$337,531,754			$13,973,610		$358,248,291

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations		Asset-Backed Securities
Balance as of 10/31/18	$6,195,563		$716,264		$8,563,828
Accrued discounts/(premiums)	1,946		– 0	–	193
Realized gain (loss)	57,981		– 0	–	352
Change in unrealized appreciation/depreciation	145,596		1,475		63,924
Purchases/Payups	500,879		– 0	–	1,534,894
Sales/Paydowns	(1,067,760)		– 0	–	(2,710,458)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(655,000)		– 0	–

Balance as of 7/31/19	$5,834,205		$62,739		$7,452,733

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$144,050		$1,475		$63,727

	Emerging Markets - Corporate Bonds		Common Stocks		Total
Balance as of 10/31/18	$40,227		$627,844		$16,143,726
Accrued discounts/(premiums)	– 0	–	– 0	–	2,139
Realized gain (loss)	– 0	–	– 0	–	58,333
Change in unrealized appreciation/depreciation	(14,514)		(27,624)		168,857
Purchases/Payups	– 0	–	– 0	–	2,035,773
Sales/Paydowns	– 0	–	– 0	–	(3,778,218)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	(655,000	)(a)

Balance as of 7/31/19	$25,713		$600,220		$13,975,610

Net change in unrealized appreciation/depreciation from investments held as of 7/31/19	$(14,514)		$(27,624)		$167,114

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at July 31, 2019. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/19	Valuation Technique	Unobservable Input	Input
Common Stocks	$600,220	Market Approach	NAV Equivalent	$ 958.82 / N/A

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in NAV Equivalent in isolation would be expected to result in a significantly higher (lower) fair value measurement.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2019 is as follows:

Fund	Market Value 10/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,051	$111,119	$106,454	$6,716	$	– 0	–